Consolidated Statements Of Shareholders' Equity In Millions, unless otherwise specified	Total USD ($)	Total JPY (¥)	Common stock USD ($)	Common stock JPY (¥)	Additional paid-in capital USD ($)	Additional paid-in capital JPY (¥)	Retained earnings USD ($)	Retained earnings JPY (¥)	Accumulated other comprehensive income (loss) USD ($)	Accumulated other comprehensive income (loss) JPY (¥)	Treasury stock, at cost USD ($)	Treasury stock, at cost JPY (¥)	Total Toyota Motor Corporation shareholders' equity USD ($)	Total Toyota Motor Corporation shareholders' equity JPY (¥)	Noncontrolling interests USD ($)	Noncontrolling interests JPY (¥)
Beginning Balance at Mar. 31, 2010		¥ 10,930,443		¥ 397,050		¥ 501,331		¥ 11,568,602		¥ (846,835)		¥ (1,260,425)		¥ 10,359,723		¥ 570,720
Equity transaction with noncontrolling interests and other		7,493				2,310								2,310		5,183
Issuance during the year		2,119				2,119								2,119
Comprehensive income
Net income		465,485						408,183						408,183		57,302
Other comprehensive income (loss)
Foreign currency translation adjustments		(299,578)								(287,613)				(287,613)		(11,965)
Unrealized gains (losses) on securities, net of reclassification adjustments		(27,657)								(26,058)				(26,058)		(1,599)
Pension liability adjustments		11,454								15,785				15,785		(4,331)
Total comprehensive income		149,704												110,297		39,407
Dividends paid to Toyota Motor Corporation shareholders		(141,120)						(141,120)						(141,120)
Dividends paid to noncontrolling interests		(27,657)														(27,657)
Purchase and reissuance of common stock		(958)										(958)		(958)
Ending Balance at Mar. 31, 2011		10,920,024		397,050		505,760		11,835,665		(1,144,721)		(1,261,383)		10,332,371		587,653
Equity transaction with noncontrolling interests and other		(2,562)				43,311		(45,365)		(6,503)		125,819		117,262		(119,824)
Issuance during the year		1,483				1,483								1,483
Comprehensive income
Net income		368,302						283,559						283,559		84,743
Other comprehensive income (loss)
Foreign currency translation adjustments		(93,292)								(87,729)				(87,729)		(5,563)
Unrealized gains (losses) on securities, net of reclassification adjustments		131,794								129,328				129,328		2,466
Pension liability adjustments		(65,110)								(69,208)				(69,208)		4,098
Total comprehensive income		341,694												255,950		85,744
Dividends paid to Toyota Motor Corporation shareholders		(156,785)						(156,785)						(156,785)
Dividends paid to noncontrolling interests		(37,356)														(37,356)
Purchase and reissuance of common stock		(20)				96						(116)		(20)
Ending Balance at Mar. 31, 2012	117,666	11,066,478	4,222	397,050	5,855	550,650	126,710	11,917,074	(12,535)	(1,178,833)	(12,075)	(1,135,680)	112,177	10,550,261	5,489	516,217
Equity transaction with noncontrolling interests and other	60	5,636			7	675							7	675	53	4,961
Issuance during the year
Comprehensive income
Net income	11,520	1,083,482					10,230	962,163					10,230	962,163	1,290	121,319
Other comprehensive income (loss)
Foreign currency translation adjustments	4,910	461,754							4,622	434,638			4,622	434,638	288	27,116
Unrealized gains (losses) on securities, net of reclassification adjustments	3,979	374,209							3,918	368,507			3,918	368,507	61	5,702
Pension liability adjustments	156	14,711							208	19,565			208	19,565	(52)	(4,854)
Total comprehensive income	20,565	1,934,156											18,978	1,784,873	1,587	149,283
Dividends paid to Toyota Motor Corporation shareholders	(2,020)	(190,008)					(2,020)	(190,008)					(2,020)	(190,008)
Dividends paid to noncontrolling interests	(486)	(45,640)													(486)	(45,640)
Purchase and reissuance of common stock	24	2,234			(3)	(285)	0	(23)			27	2,542	24	2,234
Ending Balance at Mar. 31, 2013	$ 135,809	¥ 12,772,856	$ 4,222	¥ 397,050	$ 5,859	¥ 551,040	$ 134,920	¥ 12,689,206	$ (3,787)	¥ (356,123)	$ (12,048)	¥ (1,133,138)	$ 129,166	¥ 12,148,035	$ 6,643	¥ 624,821